Net Employee Defined Benefit Liabilities - Schedule of Defined Contribution Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Defined Contribution Plans [Abstract]
Expenses in respect of defined contribution plans	$ 1,632	$ 2,264